VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.7%
Collateralized Loan Obligations—0.7%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 11.632%, 4/15/34(1)(2)	$ 5,000	$ 5,017
Mountain View CLO XVIII Ltd. 2024-1A, D1 (3 month Term SOFR + 3.650%, Cap N/A, Floor 3.650%) 144A 8.187%, 10/16/37(1)(2)	5,000	5,037
		10,054

Total Asset-Backed Securities (Identified Cost $9,948)		10,054

Corporate Bonds and Notes—3.4%
Communication Services—1.3%
Cable One, Inc. 144A 4.000%, 11/15/30(1)	4,200	3,330
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	5,000	4,637
144A 4.250%, 2/1/31(1)	2,000	1,772
Gray Media, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,261
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	1,000	836
Warnermedia Holdings, Inc. 4.279%, 3/15/32	7,500	6,621
		18,457

Consumer Discretionary—0.6%
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	1,500	1,241
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	5,950
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,769	1,749
		8,940

Health Care—0.7%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	2,500	2,302
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	5,500	3,822
Encompass Health Corp. 4.500%, 2/1/28	1,000	971
Tenet Healthcare Corp. 4.375%, 1/15/30	2,090	1,959
		9,054

	Par Value	Value

Industrials—0.2%
Griffon Corp. 5.750%, 3/1/28	$ 2,000	$ 1,958
Information Technology—0.3%
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	5,000	4,595
Materials—0.3%
Chemours Co. (The) 144A 8.000%, 1/15/33(1)	1,000	935
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	3,531
		4,466

Total Corporate Bonds and Notes (Identified Cost $50,158)		47,470

Leveraged Loans—91.7%
Aerospace—4.8%
Cobham Ultra Seniorco S.a.r.l. (6 month Term SOFR + 4.178%) 8.427%, 8/6/29(2)	12,642	12,585
Delos Aircraft DAC (3 month Term SOFR + 1.750%) 6.049%, 10/31/27(2)	5,281	5,279
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(2)	4,097	4,083
Tranche B-2 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(2)	1,559	1,553
Goat Holdco LLC Tranche B (1 month Term SOFR + 3.000%) 7.322%, 1/27/32(2)	3,620	3,593
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.175%, 2/1/28(2)	7,958	7,069
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 7.299%, 3/18/30(2)	6,325	6,233
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.791%, 1/15/27(2)	4,142	4,141
Stonepeak Nile Parent LLC Tranche B 0.000%, 2/3/32(2)(3)	3,105	3,090
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.799%, 2/28/31(2)	1,881	1,869
Tranche K (3 month Term SOFR + 2.750%) 7.049%, 3/22/30(2)	4,816	4,806
	Par Value	Value

Aerospace—continued
Tranche L (3 month Term SOFR + 2.500%) 6.799%, 1/19/32(2)	$ 7,527	$ 7,483
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 2.250%) 6.575%, 12/6/30(2)	5,059	4,981
		66,765

Chemicals—5.4%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.600%) 7.925%, 9/30/28(2)	6,742	6,645
(1 month Term SOFR + 7.400%) 11.725%, 9/30/29(2)	7,184	6,998
Chemours Co. (The) Tranche B-3 (1 month Term SOFR + 3.000%) 7.325%, 8/18/28(2)	3,062	3,049
Consolidated Energy Finance S.A. 2024 (3 month Term SOFR + 4.500%) 8.813%, 11/15/30(2)	7,999	7,674
Hexion Holdings Corp.
2024 (1 month Term SOFR + 4.000%) 8.325%, 3/15/29(2)	6,988	6,778
Second Lien (1 month Term SOFR + 7.538%) 11.862%, 3/15/30(2)	3,904	3,689
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.575%, 2/18/30(2)	12,191	11,688
Ineos Quattro Holdings UK Ltd. 2031, Tranche B (1 month Term SOFR + 4.250%) 8.575%, 10/1/31(2)	785	734
Ineos Styrolution U.S. Holding LLC 2027 (1 month Term SOFR + 2.100%) 6.425%, 1/29/27(2)	3,921	3,784
Ineos U.S. Finance LLC Tranche B (1 month Term SOFR + 3.000%) 7.325%, 2/7/31(2)	6,454	6,150
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 8.675%, 4/2/29(2)	3,717	3,560
M2S Group Intermediate Holdings, Inc. (3 month Term SOFR + 4.750%) 9.050%, 8/25/31(2)	4,782	4,579
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 10.219%, 12/1/26(2)	$ 3,153	$ 2,958
Natgasoline LLC Tranche B 0.000%, 3/29/30(2)(3)	3,934	3,826
Neptune Husky U.S. Bidco LLC 0.000%, 1/3/29(4)	5,082	70
Trinseo Materials Operating SCA 2021 (3 month Term SOFR + 2.762%) 7.075%, 5/3/28(2)	5,961	2,753
		74,935

Consumer Non-Durables—1.0%
ABG Intermediate Holdings 2 LLC
2024 (1 month Term SOFR + 2.250%) 6.575%, 12/21/28(2)	4,464	4,413
2025 (1 month Term SOFR + 2.250%) 6.575%, 2/13/32(2)	2,635	2,603
American Greetings Corp. Tranche C (1 month Term SOFR + 5.750%) 10.075%, 10/30/29(2)	3,066	3,069
Varsity Brands, Inc. 2025 (3 month Term SOFR + 3.500%) 7.819%, 8/26/31(2)	3,750	3,669
		13,754

Energy—5.2%
AL NGPL Holdings LLC (3 month Term SOFR + 2.500%) 6.788%, 4/13/28(2)	5,835	5,826
Alpha Generation LLC Tranche B (1 month Term SOFR + 2.750%) 7.075%, 9/30/31(2)	3,836	3,832
Brazos Delaware II LLC 2025 (1 month Term SOFR + 3.000%) 7.314%, 2/11/30(2)	6,180	6,174
ChampionX Corp. Tranche B-2 (1 month Term SOFR + 2.850%) 7.175%, 6/7/29(2)	5,934	5,924
CPPIB OVM Member U.S. LLC (3 month Term SOFR + 2.750%) 7.049%, 8/20/31(2)	4,155	4,123
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.302%, 10/15/31(2)	2,195	2,191
	Par Value	Value

Energy—continued
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.322%, 2/5/30(2)	$ 3,385	$ 3,377
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.799%, 11/6/31(2)	3,393	3,399
M6 ETX Holdings II Midco LLC 0.000%, 3/25/32(2)(3)	3,050	3,040
New Fortress Energy, Inc. Tranche R (3 month Term SOFR + 5.500%) 9.795%, 10/27/28(2)	11,038	9,438
NGP XI Midstream Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 7.799%, 7/25/31(2)	3,102	3,087
Par Petroleum LLC Tranche B (3 month Term SOFR + 3.750%) 8.038%, 2/28/30(2)	6,503	6,375
Pasadena Performance Products LLC Tranche B (3 month Term SOFR + 3.500%) 7.752%, 2/24/32(2)	3,520	3,509
Rockpoint Gas Storage Partners LP Tranche B (3 month Term SOFR + 3.000%) 7.299%, 9/18/31(2)	3,790	3,778
Third Coast Infrastructure LLC (1 month Term SOFR + 4.250%) 8.575%, 9/25/30(2)	6,109	6,048
Whitewater Whistler Holdings LLC (3 month Term SOFR + 1.750%) 6.049%, 2/15/30(2)	1,996	1,980
		72,101

Financials—12.3%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.325%, 11/6/30(2)	2,985	2,961
Aretec Group, Inc. Tranche B-3 (1 month Term SOFR + 3.500%) 7.825%, 8/9/30(2)	10,279	10,184
Asurion LLC
Tranche B-10 (1 month Term SOFR + 4.100%) 8.425%, 8/19/28(2)	1,552	1,534
Tranche B-11 (1 month Term SOFR + 4.350%) 8.675%, 8/21/28(2)	16,237	16,071
	Par Value	Value

Financials—continued
Tranche B-4 (1 month Term SOFR + 5.364%) 9.689%, 1/20/29(2)	$ 9,796	$ 9,051
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.325%, 3/12/29(2)	4,303	4,280
Blackstone Mortgage Trust, Inc.
Tranche B-4 0.000%, 5/9/29(2)(3)	1,038	1,034
Tranche B-5 (1 month Term SOFR + 3.750%) 8.075%, 12/10/28(2)	4,060	4,045
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.325%, 10/31/31(2)	6,528	6,518
DRW Holdings LLC 2024 (3 month Term SOFR + 3.500%) 7.791%, 6/26/31(2)	12,005	11,953
Dynamo U.S. Bidco, Inc. Tranche B (3 month Term SOFR + 3.500%) 7.762%, 10/1/31(2)	2,184	2,184
EIG Management Co. LLC Tranche B (1 month Term SOFR + 5.000%) 9.319%, 5/17/29(2)	4,407	4,385
Finco I LLC 2024 (1 month Term SOFR + 2.250%) 6.575%, 6/27/29(2)	4,859	4,863
First Eagle Holdings, Inc. Tranche B-2 (3 month Term SOFR + 3.000%) 7.299%, 3/5/29(2)	6,314	6,307
FNZ Group Entities Ltd. (3 month Term SOFR + 5.000%) 9.291%, 11/5/31(2)	4,650	4,276
Franklin Square Holdings LP 2024, Tranche B (1 month Term SOFR + 2.250%) 6.575%, 4/25/31(2)	6,138	6,122
Hdi Aerospace Intermediate Holding Iii Corp. (1 month Term SOFR + 4.500%) 8.822%, 9/19/31(2)	4,567	4,532
Hightower Holdings LLC (3 month Term SOFR + 3.000%) 7.291%, 2/3/32(2)	4,942	4,902
Hudson River Trading LLC Tranche B-1 (1 month Term SOFR + 3.000%) 7.322%, 3/18/30(2)	6,706	6,689
Jane Street Group LLC (3 month Term SOFR + 2.000%) 6.313%, 12/15/31(2)	6,833	6,747
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Jefferies Finance LLC 2024 (1 month Term SOFR + 3.000%) 7.319%, 10/21/31(2)	$ 3,980	$ 3,963
Jump Financial LLC 2025, Tranche B (3 month Term SOFR + 4.250%) 8.549%, 2/20/32(2)	2,544	2,555
KREF Holdings X LLC (3 month Term SOFR + 3.250%) 7.571%, 2/25/32(2)	2,640	2,622
Nexus Buyer LLC (1 month Term SOFR + 3.500%) 7.825%, 7/31/31(2)	9,344	9,284
Osaic Holdings, Inc. Tranche B-4 (1 month Term SOFR + 3.500%) 7.825%, 8/17/28(2)	8,112	8,045
Russell Investments U.S. Institutional Holdco, Inc. 2027 PIK (3 month Term SOFR + 6.500%) 10.791%, 5/30/27(2)(5)	6,468	6,239
Starwood Property Mortgage LLC Tranche B-4 (1 month Term SOFR + 2.250%) 6.575%, 1/2/30(2)	3,285	3,270
Superannuation & Investments U.S. LLC (1 month Term SOFR + 3.864%) 8.189%, 12/1/28(2)	5,028	5,038
VFH Parent LLC Tranche B-2 (1 month Term SOFR + 2.500%) 6.825%, 6/21/31(2)	3,343	3,341
WH Borrower LLC Tranche B (3 month Term SOFR + 4.750%) 9.072%, 2/12/32(2)	8,580	8,521
		171,516

Food / Tobacco—2.3%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 4.250%) 8.575%, 12/23/30(2)	3,283	3,283
Golden State Foods LLC (1 month Term SOFR + 4.250%) 8.564%, 12/4/31(2)	2,617	2,622
Primary Products Finance LLC 2024, Tranche B (3 month Term SOFR + 3.250%) 7.546%, 4/1/29(2)	6,651	6,602
Quirch Foods Holdings LLC (3 month Term SOFR + 5.262%) 9.574%, 10/27/27(2)	7,402	7,062
	Par Value	Value

Food / Tobacco—continued
Red SPV LLC (3 month Term SOFR + 2.250%) 6.575%, 3/8/32(2)	$ 3,400	$ 3,375
Savor Acquisition, Inc. Tranche B, First Lien (1 month Term SOFR + 3.250%) 7.575%, 2/4/32(2)	3,377	3,371
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.549%, 3/31/28(2)	5,668	5,640
		31,955

Forest Prod / Containers—1.4%
Clydesdale Acquisition Holdings, Inc.
0.000%, 3/27/32(2)(3)	68	67
Tranche B 0.000%, 3/27/32(2)(3)	3,882	3,859
Domtar Corp. (1 month Term SOFR + 5.614%) 9.939%, 11/30/28(2)	2,409	2,340
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 3.864%) 8.189%, 4/20/28(2)	3,664	3,628
Spa Holdings 3 Oy Tranche B (3 month Term SOFR + 4.012%) 8.311%, 2/4/28(2)	5,726	5,719
Verde Purchaser LLC (3 month Term SOFR + 4.000%) 8.299%, 11/30/30(2)	4,514	4,484
		20,097

Gaming / Leisure—4.8%
Allwyn Entertainment Financing (Us) LLC Tranche B (3 month Term SOFR + 2.000%) 6.307%, 6/2/31(2)	3,701	3,653
Bombardier Recreational Products, Inc. 2023 (1 month Term SOFR + 2.750%) 7.075%, 12/13/29(2)	6,843	6,775
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 9.053%, 3/28/32(2)	4,800	4,808
Fitness International LLC Tranche B (1 month Term SOFR + 5.250%) 9.575%, 2/12/29(2)	2,515	2,542
Four Seasons Hotels Ltd. 2024, Tranche B (1 month Term SOFR + 1.750%) 6.075%, 11/30/29(2)	2,943	2,940
	Par Value	Value

Gaming / Leisure—continued
Fugue Finance LLC (3 month Term SOFR + 3.250%) 7.496%, 1/9/32(2)	$ 4,123	$ 4,113
GBT U.S. III LLC Tranche B-1 (3 month Term SOFR + 2.500%) 6.802%, 7/25/31(2)	5,696	5,663
Herschend Entertainment Co. LLC (1 month Term SOFR + 3.000%) 7.325%, 8/27/28(2)	4,323	4,323
Lc Ahab U.S. Bidco LLC (1 month Term SOFR + 3.000%) 7.325%, 5/1/31(2)	2,633	2,610
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.549%, 8/1/30(2)	5,511	5,418
Oravel Stays Private Ltd. Tranche B (3 month Term SOFR + 8.000%) 12.299%, 12/20/29(2)	6,630	6,564
Playa Resorts Holding B.V. (1 month Term SOFR + 2.750%) 7.075%, 1/5/29(2)	10,173	10,151
Scientific Games International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.566%, 4/14/29(2)	7,922	7,891
		67,451

Health Care—4.6%
AHP Health Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 8/24/28(2)	4,443	4,434
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 9.825%, 5/4/28(2)	6,274	6,374
DaVita, Inc. 2019, Tranche B-1 (1 month Term SOFR + 2.000%) 6.325%, 5/9/31(2)	4,338	4,330
HAH Group Holding Co. LLC (1 month Term SOFR + 5.000%) 9.325%, 9/17/31(2)	2,993	2,835
Insulet Corp. 2024 (1 month Term SOFR + 2.500%) 6.825%, 8/4/31(2)	3,150	3,154
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.052%, 5/16/31(2)	8,520	8,250
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tranche B-2 (3 month Term SOFR + 3.500%) 7.817%, 5/16/31(2)	$ 653	$ 627
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.600%) 7.891%, 11/1/28(2)	6,402	4,084
MPH Acquisition Holdings LLC
(3 month Term SOFR + 3.750%) 8.037%, 12/31/30(2)	283	280
(3 month Term SOFR + 4.862%) 9.149%, 12/31/30(2)	2,346	1,923
Opal U.S. LLC Tranche B 0.000%, 3/31/32(2)(3)	4,745	4,721
Organon & Co. (1 month Term SOFR + 2.250%) 6.572%, 5/19/31(2)	7,959	7,840
Physician Partners LLC
Tranche B-1 PIK (3 month Term SOFR + 1.650%) 5.958%, 12/31/29(2)(6)	3,175	1,609
Tranche C PIK (3 month Term SOFR + 6.000%) 10.308%, 12/31/30(2)(6)(7)	1,956	352
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 9.541%, 3/2/27(2)	6,952	6,758
Team Services Group LLC
(3 month Term SOFR + 5.250%) 9.541%, 12/20/27(2)	4,282	4,159
2022 0.000%, 12/20/27(2)(3)	2,057	1,994
		63,724

Housing—2.5%
Foley Products Co. LLC (3 month Term SOFR + 4.900%) 9.199%, 12/29/28(2)	4,249	4,274
Forest City Enterprises LP Tranche B (1 month Term SOFR + 3.614%) 7.939%, 12/8/25(2)	13,501	13,143
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.575%, 12/17/31(2)	2,249	2,247
Oscar AcquisitionCo LLC Tranche B (3 month Term SOFR + 4.250%) 8.549%, 4/29/29(2)	7,822	7,296
Quikrete Holdings, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 6.575%, 2/10/32(2)	4,985	4,924
	Par Value	Value

Housing—continued
Smyrna Ready Mix Concrete LLC 2025 (1 month Term SOFR + 3.000%) 7.319%, 4/2/29(2)	$ 3,425	$ 3,395
		35,279

Information Technology—11.6%
Adeia, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.825%, 6/8/28(2)	6,765	6,753
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 3.000%) 7.299%, 2/1/31(2)	5,143	5,127
Allegro Microsystems, Inc. (1 month Term SOFR + 2.000%) 6.325%, 10/31/30(2)	4,468	4,448
BMC Software 2031 (3 month Term SOFR + 3.000%) 7.291%, 7/30/31(2)	4,960	4,868
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.299%, 1/31/31(2)	4,329	4,295
Caci International, Inc. Tranche B (1 month Term SOFR + 1.750%) 6.074% - 6.075%, 10/30/31(2)	2,808	2,792
Cloud Software Group, Inc.
Tranche B (2-3 month Term SOFR + 3.500%) 7.799%, 3/30/29(2)	10,446	10,339
Tranche B (2-3 month Term SOFR + 3.750%) 8.049%, 3/21/31(2)	4,005	3,962
Clover Holdings 2 LLC (3 month Term SOFR + 4.000%) 8.295%, 12/9/31(2)	3,400	3,357
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 10.058%, 10/5/28(2)	6,970	6,744
Ensono LP First Lien (1 month Term SOFR + 4.114%) 8.439%, 5/26/28(2)	6,362	6,258
Leia Finco U.S. LLC (3 month Term SOFR + 3.250%) 7.535%, 10/9/31(2)	7,260	7,178
Lendingtree, Inc. Tranche B (1 month Term SOFR + 4.114%) 8.439%, 9/15/28(2)	7,789	7,721
	Par Value	Value

Information Technology—continued
Magnite, Inc. (1 month Term SOFR + 3.000%) 7.316%, 2/6/31(2)	$ 4,583	$ 4,567
Mcafee Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 7.323%, 3/1/29(2)	447	426
Mermaid Bidco, Inc. Tranche B (3 month Term SOFR + 3.250%) 7.553%, 7/3/31(2)	5,135	5,132
MKS Instruments, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.319%, 8/17/29(2)	7,283	7,269
Modena Buyer LLC (3 month Term SOFR + 4.500%) 8.791%, 7/1/31(2)	4,284	4,143
Neon Maple Purchaser, Inc. Tranche B-1 (1 month Term SOFR + 3.000%) 7.325%, 11/17/31(2)	6,565	6,514
Open Text Corp. 2024 (1 month Term SOFR + 1.750%) 6.075%, 1/30/30(2)	4,884	4,870
Perforce Software, Inc.
(1 month Term SOFR + 4.750%) 9.075%, 3/21/31(2)	3,667	3,424
2024 (1 month Term SOFR + 4.750%) 9.075%, 7/2/29(2)	1,057	1,006
Rackspace Finance LLC First Lien (1 month Term SOFR + 2.864%) 7.187%, 5/15/28(2)	5,208	2,385
Red Planet Borrower LLC
(1 month Term SOFR + 5.250%) 9.575%, 10/2/28(2)	2,180	2,171
First Lien (1 month Term SOFR + 3.600%) 7.925%, 10/2/28(2)	3,767	3,689
Sabre GLBL, Inc.
2022, Tranche B (1 month Term SOFR + 4.350%) 8.675%, 6/30/28(2)	1,025	988
2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.425%, 6/30/28(2)	6,661	6,397
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 6.325%, 5/9/31(2)	2,747	2,744
Synechron Holdings, Inc. (3 month Term SOFR + 3.750%) 8.041%, 9/26/31(2)	3,290	3,278
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Thryv, Inc. (1 month Term SOFR + 6.750%) 11.075%, 5/1/29(2)	$ 1,267	$ 1,282
TripAdvisor, Inc. Tranche B (3 month Term SOFR + 2.750%) 7.049%, 7/8/31(2)	4,005	3,925
Ultra Clean Holdings, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.575%, 2/28/28(2)	14,411	14,405
UST Global, Inc. (1 month Term SOFR + 3.000%) 7.325%, 11/20/28(2)	4,745	4,753
Virtusa Corp. Tranche B-2 (1 month Term SOFR + 3.250%) 7.575%, 2/15/29(2)	4,521	4,509
		161,719

Manufacturing—3.3%
A-Ag U.S. Gsi Bidco, Inc. (3 month Term SOFR + 5.000%) 9.299%, 10/31/31(2)	5,300	5,221
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 2.750%) 7.072%, 8/19/31(2)	4,150	4,133
Bakelite U.S. Holdco, Inc. (3 month Term SOFR + 3.750%) 8.049%, 12/16/31(2)	5,067	5,000
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 6.805%, 3/15/30(2)	2,960	2,956
Cimpress plc 2024, Tranche B-1 (1 month Term SOFR + 2.500%) 6.825%, 5/17/28(2)	3,237	3,160
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(2)	3,022	3,001
Crown Equipment Corp.
Tranche B 0.000%, 10/10/31(2)(3)	695	692
Tranche B (1 month Term SOFR + 2.500%) 6.819%, 10/10/31(2)	3,220	3,208
EMRLD Borrower LP (3 month Term SOFR + 2.500%) 6.799%, 8/4/31(2)	3,000	2,969
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.563%, 11/4/31(2)	3,895	3,879
	Par Value	Value

Manufacturing—continued
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.573%, 12/2/31(2)	$ 4,775	$ 4,677
Madison IAQ LLC 0.000%, 3/26/32(2)(3)	2,140	2,119
VM Consolidated, Inc. Tranche B-3 (1 month Term SOFR + 2.250%) 6.575%, 3/24/28(2)	3,232	3,235
WireCo WorldGroup, Inc. 2023, Tranche B (3 month Term SOFR + 3.750%) 8.040%, 11/13/28(2)	1,994	1,775
		46,025

Media / Telecom - Broadcasting—0.4%
LCPR Loan Financing LLC 2021 0.000%, 10/16/28(2)(3)	2,215	1,822
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.939%, 1/31/29(2)	3,833	3,721
		5,543

Media / Telecom - Cable/Wireless Video—4.0%
Charter Communications Operating LLC
Tranche B-4 (3 month Term SOFR + 2.000%) 6.310%, 12/7/30(2)	6,236	6,200
Tranche B-5 (3 month Term SOFR + 2.250%) 6.560%, 12/15/31(2)	6,047	6,022
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.575%, 9/18/30(2)	4,332	4,258
Coral U.S. Co.-Borrower LLC Tranche B-7 (1 month Term SOFR + 3.250%) 7.569%, 1/31/32(2)	5,035	4,918
Coral-U.S. Co-Borrower LLC Tranche B-6 (1 month Term SOFR + 3.114%) 7.434%, 10/15/29(2)	5,000	4,919
Radiate Holdco LLC (1 month Term SOFR + 3.364%) 7.689%, 9/25/26(2)	4,961	4,236
Telenet Financing USD LLC Tranche AR (1 month Term SOFR + 2.114%) 6.434%, 4/30/28(2)	3,500	3,386
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC
Tranche N (1 month Term SOFR + 2.614%) 6.934%, 1/31/28(2)	$ 11,256	$ 10,936
Tranche Q (1 month Term SOFR + 3.364%) 7.684%, 1/31/29(2)	4,000	3,917
Ziggo Financing Partnership Tranche I (1 month Term SOFR + 2.614%) 6.934%, 4/30/28(2)	7,787	7,581
		56,373

Media / Telecom - Diversified Media—3.9%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 9.949%, 2/10/27(2)	3,897	2,241
Banijay Entertainment SAS Tranche B-3 (1 month Term SOFR + 2.750%) 7.075%, 3/1/28(2)	4,237	4,225
Digital Media Solutions LLC
PIK 0.000%, (7)(8)(9)	641	641
PIK 0.000%, (7)(8)(10)	1,112	607
PIK 0.000%, 5/25/26(2)(7)(9)	927	927
PIK 0.000%, 5/25/26(4)(10)	3,752	375
DIRECTV Financing LLC
2024, Tranche B (3 month Term SOFR + 5.512%) 9.802%, 8/2/29(2)	3,390	3,335
2025, Tranche B 0.000%, 2/17/31(2)(3)	2,125	2,023
E.W. Scripps Co. (The) Tranche B-2 (1 month Term SOFR + 2.677%) 7.002%, 5/1/26(2)	3,785	3,761
Emerald Expositions Holding, Inc. 2025 (1 month Term SOFR + 3.750%) 8.075%, 1/23/32(2)	1,046	1,044
EOC Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 7.319%, 3/24/32(2)	6,660	6,647
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR + 5.350%) 9.675%, 4/9/29(2)	6,757	6,668
McGraw-Hill Education, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.575%, 8/6/31(2)	2,383	2,376
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
MH Sub I LLC
2023 (1 month Term SOFR + 4.250%) 8.575%, 5/3/28(2)	$ 1,352	$ 1,279
2024, First Lien (1 month Term SOFR + 4.250%) 8.575%, 12/31/31(2)	894	818
Second Lien (1 month Term SOFR + 6.250%) 10.575%, 2/23/29(2)	2,565	2,368
Neptune Bidco U.S., Inc.
Second Lien (3 month Term SOFR + 9.850%) 14.139%, 10/11/29(2)	7,655	7,502
Tranche A (3 month Term SOFR + 4.850%) 9.139%, 10/11/28(2)	4,203	3,601
Tranche B (3 month Term SOFR + 5.100%) 9.389%, 4/11/29(2)	5,583	4,796
		55,234

Media / Telecom - Telecommunications—5.4%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 7.432%, 7/15/25(2)(11)	1,380	1,325
2022 (3 month Term SOFR + 5.000%) 9.302%, 10/31/27(2)	12,976	10,562
AP Core Holdings II LLC
Tranche B-1 (1 month Term SOFR + 5.614%) 9.939%, 9/1/27(2)	3,021	2,737
Tranche B-2 (1 month Term SOFR + 5.614%) 9.939%, 9/1/27(2)	1,245	1,121
Cable One, Inc. Tranche B-4 (1 month Term SOFR + 2.114%) 6.439%, 5/3/28(2)	2,010	1,949
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 8.825%, 9/27/29(2)	8,233	7,214
Level 3 Financing, Inc. Tranche B-3 0.000%, 3/27/32(2)(3)	2,145	2,116
Lumen Technologies, Inc.
Tranche A (1 month Term SOFR + 6.000%) 10.325%, 6/1/28(2)	8,351	8,334
Tranche B-2 (1 month Term SOFR + 2.464%) 6.789%, 4/15/30(2)	6,421	6,155
Numericable U.S. LLC Tranche B-14 (3 month Term SOFR + 5.500%) 9.802%, 8/15/28(2)	13,609	12,174
	Par Value	Value

Media / Telecom - Telecommunications—continued
Voyage Digital NZ Ltd. (3 month Term SOFR + 3.250%) 7.573%, 5/11/29(2)	$ 3,841	$ 3,846
Zacapa S.a.r.l. (3 month Term SOFR + 3.750%) 8.049%, 3/22/29(2)	17,422	17,378
		74,911

Media / Telecom - Wireless Communications—1.5%
Crown Subsea Communications Holding, Inc. 2024 (1 month Term SOFR + 4.000%) 8.323%, 1/30/31(2)	8,932	8,932
Venga Finance S.a.r.l. 2025 (3 month Term SOFR + 4.012%) 8.325%, 6/28/29(2)	12,037	12,013
		20,945

Metals / Minerals—1.7%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 7.939%, 11/30/28(2)	5,116	5,039
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 7.075%, 8/18/30(2)	4,062	4,026
Covia Holdings Corp. (3 month Term SOFR + 3.250%) 7.568%, 2/12/32(2)	2,955	2,943
Minerals Technologies, Inc. Tranche B (1 month Term SOFR + 2.000%) 6.322%, 11/21/31(2)	3,766	3,756
Oxbow Carbon LLC Tranche B (1 month Term SOFR + 3.500%) 7.825%, 5/10/30(2)	6,021	5,991
Trulite Holding Corp. (3 month Term SOFR + 6.000%) 10.310%, 3/1/30(2)	2,458	2,428
		24,183

Retail—1.5%
CWGS Group LLC (1 month Term SOFR + 2.614%) 6.939%, 6/3/28(2)	4,031	3,896
Great Outdoors Group LLC Tranche B-3 (1 month Term SOFR + 3.250%) 7.575%, 1/16/32(2)	3,526	3,513
Restoration Hardware, Inc. 2022 0.000%, 10/20/28(2)(3)	3,000	2,892
	Par Value	Value

Retail—continued
Rising Tide Holdings, Inc. Tranche C (2 month Term SOFR + 7.250%) 11.546%, 9/12/28(2)(7)	$ 676	$ 353
Vestis Corp. Tranche B-1 (3 month Term SOFR + 2.250%) 6.579%, 2/22/31(2)	6,264	6,233
Victra Holdings LLC (3 month Term SOFR + 4.250%) 8.549%, 3/29/29(2)	4,334	4,315
		21,202

Service—7.5%
Adtalem Global Education, Inc. 2024 (1 month Term SOFR + 2.750%) 7.075%, 8/12/28(2)	2,651	2,648
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.575%, 9/29/31(2)	9,027	8,711
American Public Education, Inc. (1 month Term SOFR + 5.614%) 9.938%, 9/1/27(2)	3,383	3,345
Apex Group Treasury Ltd. Tranche B (3 month Term SOFR + 3.500%) 7.819%, 2/27/32(2)	4,329	4,310
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.350%) 8.675%, 12/15/28(2)	5,390	5,202
Belfor Holdings, Inc. Tranche B3 (1 month Term SOFR + 3.000%) 7.325%, 11/1/30(2)	7,748	7,729
Cengage Learning, Inc. 2024 (1-3 month Term SOFR + 3.500%) 7.822% - 7.829%, 3/22/31(2)	6,104	6,048
Dayforce, Inc. 2025 (2 month Term SOFR + 2.000%) 6.318%, 2/26/31(2)	2,456	2,444
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.250%) 6.572%, 1/18/29(2)	3,006	2,998
EverCommerce Solutions, Inc. (1 month Term SOFR + 2.500%) 6.824%, 7/6/28(2)	3,489	3,474
Imagine Learning LLC 2024 (1 month Term SOFR + 3.500%) 7.825%, 12/21/29(2)	718	714
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Service—continued
Inmar, Inc. (1-3 month Term SOFR + 5.000%) 9.299% - 9.325%, 10/30/31(2)	$ 4,328	$ 4,320
Lakeland Tours LLC First Lien (6 month Term SOFR + 0.000%) 8.000%, 9/25/27(2)(7)	118	3
LSF11 Trinity Bidco, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.322%, 6/14/30(2)	6,612	6,571
Mister Car Wash Holdings, Inc. 2024 (3 month Term SOFR + 2.500%) 6.791%, 3/21/31(2)	3,799	3,781
Pitney Bowes, Inc. Tranche B (1 month Term SOFR + 3.750%) 8.075%, 3/19/32(2)	6,990	6,908
Priority Holdings LLC Tranche B (1 month Term SOFR + 4.750%) 9.075%, 5/16/31(2)	8,242	8,232
Soliant Lower Intermediate LLC (3 month Term SOFR + 3.750%) 8.002%, 7/18/31(2)	5,257	5,145
St. George’s University Scholastic Services LLC (3 month Term SOFR + 2.750%) 7.063%, 2/10/29(2)	3,964	3,928
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.260%) 9.559%, 2/15/29(2)	6,527	6,496
Tidal Waste & Recycling Holdings LLC Tranche B (3 month Term SOFR + 3.500%) 7.799%, 10/24/31(2)	3,070	3,067
TransUnion Intermediate Holdings, Inc.
2024, Tranche B-8 (1 month Term SOFR + 1.750%) 6.075%, 6/24/31(2)	926	923
Tranche B-9 (1 month Term SOFR + 1.750%) 6.075%, 6/24/31(2)	2,394	2,385
TRC Cos. LLC 2025 (1 month Term SOFR + 3.000%) 7.325%, 12/8/28(2)	5,273	5,216
		104,598

	Par Value	Value

Transportation - Automotive—1.3%
American Axle & Manufacturing, Inc. Tranche B (1-6 month Term SOFR + 3.000%) 7.322% - 7.446%, 12/12/29(2)	$ 5,246	$ 5,181
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.114%) 8.442%, 4/6/28(2)	7,385	7,232
Clarios Global LP (1 month Term SOFR + 2.750%) 7.075%, 1/28/32(2)	2,960	2,912
Lippert Components, Inc. (1 month Term SOFR + 2.500%) 6.820%, 3/19/32(2)	3,460	3,430
		18,755

Transportation - Land Transportation—0.4%
AIT Worldwide Logistics, Inc. 2025, Tranche B (3 month Term SOFR + 4.000%) 8.302%, 4/8/30(2)	2,643	2,637
Clue Opco LLC Tranche B (3 month Term SOFR + 4.500%) 8.791%, 12/19/30(2)	3,465	3,358
		5,995

Utilities—4.9%
Calpine Construction Finance Co. L P (1 month Term SOFR + 2.000%) 6.325%, 7/31/30(2)	2,000	1,993
Calpine Corp. 2024 (1 month Term SOFR + 1.750%) 6.075%, 2/15/32(2)	2,815	2,805
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(2)(3)	3,845	3,841
Eastern Power LLC Tranche B (1 month Term SOFR + 5.250%) 9.575%, 4/3/28(2)	3,805	3,722
Edgewater Generation LLC 2025 (1 month Term SOFR + 3.000%) 7.325%, 8/1/30(2)	2,907	2,903
EMG Utica Midstream Holdings LLC 0.000%, 10/24/29(2)(3)	3,480	3,480
Goodnight Water Solutions Holdings LLC (1 month Term SOFR + 4.500%) 8.825%, 6/4/29(2)	7,435	7,416
	Par Value	Value

Utilities—continued
Invenergy Thermal Operating I LLC
Tranche B (1 month Term SOFR + 3.750%) 8.060%, 8/14/29(2)(7)	$ 3,387	$ 3,370
Tranche C (1 month Term SOFR + 3.864%) 8.174%, 8/3/29(2)(7)	345	343
Lackawanna Energy Center LLC
Tranche B-2 (1 month Term SOFR + 4.250%) 8.575%, 8/6/29(2)	4,126	4,121
Tranche C (1 month Term SOFR + 4.250%) 8.575%, 8/6/29(2)	906	905
Lightning Power LLC Tranche B (3 month Term SOFR + 2.250%) 6.549%, 8/18/31(2)	6,945	6,898
Talen Energy Supply LLC
2024, Tranche B (2 month Term SOFR + 2.500%) 6.818%, 12/12/31(2)	1,830	1,825
Tranche B (3 month Term SOFR + 2.500%) 6.818%, 5/17/30(2)	2,925	2,917
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 1.750%) 6.075%, 12/20/30(2)	3,318	3,305
WaterBridge Midstream Operating LLC Tranche B (3 month Term SOFR + 4.750%) 9.053%, 6/27/29(2)	13,811	13,685
Waterbridge NDB Operating LLC (2 month Term SOFR + 4.000%) 8.315%, 5/10/29(2)	4,472	4,479
		68,008

Total Leveraged Loans (Identified Cost $1,306,503)		1,281,068

	Shares
Common Stocks—0.9%
Consumer Discretionary—0.4%
Jo-Ann Stores, Inc.(7)(12)	1,192,694	12
TRU Topco Units(7)(12)	1,866	5,924
West Marine(7)(12)	44,603	4
		5,940

Energy—0.3%
Summit Midstream Corp.(12)	108,293	3,670
Financials—0.0%
Copper Property CTL Pass Through Trust(7)	17,816	228
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Information Technology—0.0%
Bright Bidco(7)(12)	26,953	$ 9
Real Estate—0.0%
Hill Street Properties(7)(12)	229,735	—
Utilities—0.2%
Longview Intermediate Holdings LLC(7)(12)	265,938	3,191
Total Common Stocks (Identified Cost $11,513)		13,038

Warrants—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(7)(12)	5,583	—
Real Estate—0.0%
Altisource Portfolio Solutions S.A., 05/22/27(12)	23,725	16
Total Warrants (Identified Cost $—)		16

Total Long-Term Investments—96.7% (Identified Cost $1,378,122)		1,351,646

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.213%)(13)	4,961,239	4,961
Total Short-Term Investment (Identified Cost $4,961)		4,961

TOTAL INVESTMENTS—97.1% (Identified Cost $1,383,083)		$1,356,607
Other assets and liabilities, net—2.9%		40,781
NET ASSETS—100.0%		$1,397,388
Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DB	Deutsche Bank AG
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $46,015 or 3.3% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after March 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	Security in default; no interest payments are being received.
(5)	86% of the income received was in cash and 14% was in PIK.
(6)	70% of the income received was in cash and 30% was in PIK.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; interest payments are being received.
(9)	43% of the income received was in cash and 57% was in PIK.
(10)	55% of the income received was in cash and 45% was in PIK.
(11)	At March 31, 2025, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
Luxembourg	4
Canada	2
Netherlands	1
France	1
Cayman Islands	1
Ireland	1
Other	1
Total	100%
† % of total investments as of March 31, 2025.
As of March 31, 2025, the Fund had the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Savor Acquisition, Inc., 2/19/32	$319	$319	$318	$(1)
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$10,054	$—	$10,054	$—
Corporate Bonds and Notes	47,470	—	47,470	—
Leveraged Loans	1,281,068	—	1,274,472	6,596
Equity Securities:
Common Stocks	13,038	3,670	—	9,368(1)
Warrants	16	—	16	—(1)
Money Market Mutual Fund	4,961	4,961	—	—
Total Investments	$1,356,607	$8,631	$1,332,012	$15,964

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $3,716 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common stock	Warrants
Investments in Securities
Balance as of December 31, 2024:	$ 13,766	$ 2,945(a)	$ 10,821(a)	$ —(a)
Accrued discount/(premium)	(11)	(11)	—	—
Net realized gain (loss)	(3,541)	(3,541)	—	—
Net change in unrealized appreciation (depreciation)(b)	1,691	2,890	(1,199)	—
Purchases	965	965	—	—
Sales(c)	(622)	(368)	(254)	—
Transfers into Level 3(d)	3,716	3,716	—	—
Balance as of March 31, 2025	$ 15,964	$ 6,596	$ 9,368(a)	$ —(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2025, was $(1,886).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of March 31, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2025:
Investments in Securities – Assets	Ending Balance at March 31, 2025	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(1)
Common Stocks:
TRU Topco Units	$5,924	Market and Company Comparables	EV Multiples	7.45x (2.47x - 12.37x)	Increase
				7.24x (2.52x - 13.66x)
			Precedent Transaction Multiples	7.10x (6.26x - 8.50x)	Increase
			Illiquidity Discount	10.00%	Increase

(1) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.